CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Changes in liabilities arising from financing activities
As of June 30, 2019	$ 106,383,341
Proceeds	135,348,502
Decrease bank overdraft and other short-term borrowings	(2,331,974)
Payments	(79,784,434)
Interest payment	(21,533,187)
Exchange differences, currency translation differences and other financial results	9,895,931
As of June 30, 2020	147,978,179
Convertible notes
Changes in liabilities arising from financing activities
Proceeds	42,075,000
Exchange differences, currency translation differences and other financial results	954,834
As of June 30, 2020	43,029,834
Borrowings
Changes in liabilities arising from financing activities
As of June 30, 2019	103,556,730
Proceeds	93,273,502
Decrease bank overdraft and other short-term borrowings	(2,331,974)
Payments	(76,846,934)
Interest payment	(21,533,187)
Exchange differences, currency translation differences and other financial results	8,830,208
As of June 30, 2020	104,948,345
Financed payment - Acquisition of business
Changes in liabilities arising from financing activities
As of June 30, 2019	2,826,611
Payments	(2,937,500)
Exchange differences, currency translation differences and other financial results	$ 110,889